Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Revenue	$ 104,507	$ 106,916	$ 99,870	[1]
Total reportable segment
Revenue
Revenue	111,826	114,440	106,827
Other revenue adjustments
Revenue
Revenue	577	722	750
Elimination of internal transactions
Revenue
Revenue	$ (7,896)	$ (8,246)	$ (7,707)

[1]	Amounts may not add due to rounding.